Restricted Assets - Additional Information (Detail)	Dec. 31, 2017 ARS ($)	Dec. 31, 2017 PYG (₲)	Aug. 08, 2017 ARS ($)	Aug. 08, 2017 PYG (₲)	Dec. 31, 2016 ARS ($)
Disclosure of restricted assets [line items]
Judicial deposits | $					$ 8,030,999
Yguaz Cementos S.A. [member]
Disclosure of restricted assets [line items]
Land and property pledged as security | ₲				₲ 423,000,000,000
Remaining balance of loans owned	$ 1,470,046,000	₲ 435,519,313,708
In Guarani [member] | Yguaz Cementos S.A. [member] | Banco Continental S.A.E.C.A. [member] | Fixed interest rate [member]
Disclosure of restricted assets [line items]
Face amount			$ 715,500,000	255,000,000,000
In Guarani [member] | Yguaz Cementos S.A. [member] | Sudameris Bank S.A.E.C.A. [member] | Fixed interest rate [member]
Disclosure of restricted assets [line items]
Face amount			$ 534,240,000	₲ 168,000,000,000